Inventories - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Audiovisual rights	€ 243	€ 242
Mobile terminals and other equipments	681	636
Other inventories	77	91
Other advance payments	0	1
Inventories impairment provision	(47)	(41)
Inventories	€ 954	€ 929